Note 8 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of detailed information about income tax expense (benefit) [text block]
	Year ended December 31,
	2022	2021	2020
Current tax	(589,706)	(215,467)	(121,048)
Deferred tax	(27,530)	26,019	97,898
Tax charge	(617,236)	(189,448)	(23,150)

Disclosure of difference between income before tax and the theoretical amount that would arise using tax rate in each country [text block]
	Year ended December 31,
	2022	2021	2020
Income (loss) before income tax	3,165,937	1,242,766	(619,267)
Less impairment charges (non-deductible)	-	57,075	622,402
Income before income tax without impairment charges	3,165,937	1,299,841	3,135

Tax calculated at the tax rate in each country	(705,727)	(209,765)	21,052
Effect of currency translation on tax base	(187,186)	(76,043)	(72,936)
Changes in the tax rates	(3,422)	(29,881)	(958)
Utilization of previously unrecognized tax losses	29,560	966	98
Tax revaluation, withholding tax and others	249,539	125,275	29,594
Tax charges	(617,236)	(189,448)	(23,150)